Restructuring plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment, Continuing Operations [Member]
Restructuring Cost And Reserve [Line Items]
Personnel costs	$ 418,679	$ 428,697	$ 434,333
Net occupancy expenses	86,707	86,651	84,687
Equipment Expense	48,917	46,028	43,618
Professional fees	282,055	278,127	271,008
Other operating expenses	95,373	91,876	100,783
Restructuring Charges	26,725	0	0
Restructuring Charges Member
Restructuring Cost And Reserve [Line Items]
Personnel costs	17,516
Net occupancy expenses	3,905
Equipment Expense	457
Professional fees	3,133
Other operating expenses	$ 1,714